LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases
Short term lease	$ 18,300	$ 18,300	$ 36,600	$ 36,600
Operating lease expense	$ 2,725	$ 2,479	$ 5,355	$ 5,450